Shareholder Report, Holdings (Details) - Applied Finance Valuation Large Cap ETF	Jun. 30, 2024
Nvidia Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Mastercard, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Meta Platforms, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Amazon.com, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Broadcom, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Visa, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Merck & Company, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%